Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Granted and Outstanding

A summary of options granted and outstanding is presented below.

	September 30, 2024
	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	109,493	$67.12
Granted	63,409	6.27
Forfeited or cancelled	(18,592)	37.11
Outstanding at end of period	154,310	$42.88

Exercisable at end of period	122,243	$50.86

A summary of options granted and outstanding is presented below.

	2023		2022
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	1,358,122	$4.37	1,137,479	$5.18
Granted	1,065,000	1.35	367,500	1.63
Cancelled			(3,571)	(4.38)
Forfeited	(14,286)	$1.75	(143,286)	$(3.77)

Outstanding at end of year	2,408,836	$3.03	1,358,122	$4.37

Exercisable at end of year	1,881,327	$3.47	1,132,861	$4.59

Schedule of Information About Options Outstanding

The following table summarizes information about options outstanding at December 31, 2023:

Exercise Prices	Options Outstanding	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Options Exercisable	Aggregate Intrinsic Value on Exercisable Shares

$.82 to .92	40,000	-	4.58	18,794	-
$1.21	307,500	-	3.42	240,386	-
$1.30	50,000	-	4.21	43,750	-
$1.37	975,000	-	4.17	561,719	-
$1.75	54,285	-	2.25	54,285	-
$2.80	141,429	-	2.25	141,429	-
$1.39	10,000	-	3.75	10,000	-
$4.25	50,000	-	3.75	50,000	-
$4.38	244,286	-	1.25	244,286	-
$7.00	536,335	-	2.00	516,679	-

Schedule of Fair Value of Stock Option Awards

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Expected term (years)	2.88 to 3.25	2.50 to 3.00
Expected volatility	75.40% to 89.93%	100.81% to 110.74%
Risk-free interest rate	3.71% to 4.27%	2.90% to 3.47%
Dividend rate	0%	0%

Schedule of Fair Value of Stock Option Awards

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions for the options granted during the nine months ended September 30, 2024 and 2023.

	September 30, 2024	September 30, 2023
Expected term (years)	2.66 to 3.06	2.88 to 3.25
Expected volatility	81.15 % to 83.04%	75.40% to 89.93%
Risk-free interest rate	4.71 % to 4.76%	3.71% to 4.27%
Dividend rate	0	0